Revenue from contract with customers	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Revenue from contract with customers
7.	Revenue from contract with customers

7.1	Revenue disaggregation
Operating revenues are comprised of passenger revenues, cargo and mail, and other operating revenues. The following table shows disaggregated operating revenues for the years ended as December 31, 2020, 2019 and 2018.

	2020	2019	2018
Passenger revenue
Passenger revenue	$752,050	$2,581,179	$2,567,316
Miles redeemed	8,544	31,426	20,073

	760,594	2,612,605	2,587,389

Cargo and mail revenue	21,002	62,460	62,483

Other operating revenue
Frequent flyer program—marketing services	15,452	22,170	16,291
Other operating revenue	3,955	10,173	11,464

	19,407	32,343	27,755

	$801,003	$2,707,408	$2,677,627

7.2	Contract balances
The significant contract liabilities are comprised of ticket sales for transportation that has not yet been provided, recorded as “Air traffic liability” and outstanding loyalty program miles that may be redeemed for future travel, recorded as “Frequent flyer deferred revenue”.

The table below presents the changes in air traffic liability:

	2020	2019
Balance at beginning of year	$497,374	$471,676
Sales	887,004	2,878,814
Revenue recognition	(700,406)	(2,355,626)
Tax recognition	(113,473)	(404,732)
Reimbursements	(82,910)	(45,396)
Interline tickets	(15,056)	(35,272)
Other	(1,838)	(12,090)

Balance at end of year	$470,695	$497,374

The contract duration of passenger tickets is one year. Accordingly, any revenue associated with tickets sold for future travel dates will be recognized within twelve months. In response to
Covid-19,
the Company is extending the ticket expiration date up to December 2021, only for tickets purchased on or before December 31, 2020 and with original travel dates ending on or before December 31, 2020.
The table below presents the activity of the current and
non-current
frequent flyer liability:

	2020	2019
Balance at beginning of year	$80,326	$67,814
Deferred of revenue	19,431	43,938
Recognition of revenue	(8,544)	(31,426)

Balance at end of year	$91,213	$80,326

Current	16,041	35,120
Non-current	75,172	45,206

	$91,213	$80,326

Contract assets are reflected as account receivable. See note 10.

7.3	Segment reporting
The Company’s business activities are conducted as one operating segment – Air transportation (that includes cargo and mail revenue), the reporting results of which are regularly reviewed by management for purposes of analyzing its performance and making decisions about resource allocations.
Information concerning operating revenue by geographic area for the period ended December 31 is as follows:

	2020	2019	2018
North America	$233,039	$857,002	$826,529
South America	281,008	975,530	1,076,507
Central America	246,727	740,358	648,747
Caribbean	20,822	102,175	98,089

	$781,596	$2,675,065	$2,649,872

The Company attributes revenue to the geographic areas based on point of sales. Our tangible assets and capital expenditures consist primarily of flight and related ground support equipment, which is mobile across geographic markets and, therefore, has not been allocated.